24. EMPLOYEE BENEFITS (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Details 3Abstract
Employment termination benefits, beginning balance	$ 2,829,938	$ 2,859,643	$ 2,617,506
Cost of services, current period	496,566	412,499	344,171
Interest cost	61,193	48,246	129,303
Actuarial gain		(109,380)	(52,739)
Benefits paid	(520,197)	(381,070)	(178,598)
Employment termination benefits, ending balance	$ 2,867,500	$ 2,829,938	$ 2,859,643